Principal activities and organization (Details Textual)	1 Months Ended
Nov. 16, 2017
IPO [Member] | Yixin Group Limited (Yixin) [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	45.20%